UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 500 5th Avenue
         44th Floor
         New York, NY  10110

13F File Number:  28-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Vice President
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

     /s/ Ralph Stuto     New York, NY/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $914,025 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    48099  1028195 SH       SOLE                  1002195        0    26000
BAXTER INTL INC                COM              071813109    94569  2326985 SH       SOLE                  2274960        0    52025
CROSSTEX ENERGY INC            COM              22765Y104    16278  2539453 SH       SOLE                  2412203        0   127250
CROSSTEX ENERGY L P            COM              22765U102     9910   940271 SH       SOLE                   940271        0        0
CROWN HOLDINGS INC             COM              228368106    25641  1024000 SH       SOLE                   997680        0    26320
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   112865  1497874 SH       SOLE                  1462049        0    35825
LOCKHEED MARTIN CORP           COM              539830109   144005  1932947 SH       SOLE                  1886347        0    46600
PRECISION CASTPARTS CORP       COM              740189105    45825   445252 SH       SOLE                   433952        0    11300
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    86642  3198306 SH       SOLE                  3127781        0    70525
TIME WARNER CABLE INC          COM              88732J207   161372  3098547 SH       SOLE                  3026522        0    72025
US BANCORP DEL                 COM NEW          902973304    94001  4205854 SH       SOLE                  4099584        0   106270
US BANCORP DEL                 COM NEW          902973304     2324   104000 SH  CALL SOLE                   104000        0        0
VARIAN MED SYS INC             COM              92220P105    72494  1386653 SH       SOLE                  1352078        0    34575